UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2022 (unaudited)

	Number of shares	Value
Common stocks: 57.6%
Aerospace & defense: 0.7%
Boeing Co.*	353	$63,145
General Dynamics Corp.	134	33,820
Howmet Aerospace, Inc.	231	8,702
Huntington Ingalls Industries, Inc.	21	4,871
L3harris Technologies, Inc.	123	27,931
Lockheed Martin Corp.	150	72,778
Northrop Grumman Corp.	91	48,529
Raytheon Technologies Corp.	906	89,440
Spirit AeroSystems Holdings, Inc., Class A	15,557	407,749
Textron, Inc.	120	8,566
TransDigm Group, Inc.	1,342	843,447
		1,608,978
Air freight & logistics: 0.1%
C.H. Robinson Worldwide, Inc.	80	8,018
Expeditors International of Washington, Inc.	97	11,258
FedEx Corp.	151	27,515
United Parcel Service, Inc., Class B	463	87,845
		134,636
Airlines: 0.0%†
Alaska Air Group, Inc.*	102	4,839
American Airlines Group, Inc.*	362	5,224
Delta Air Lines, Inc.*	290	10,257
Southwest Airlines Co.*	371	14,806
United Airlines Holdings, Inc.*	211	9,320
		44,446
Auto components: 0.4%
Aptiv PLC*	9,117	972,511
BorgWarner, Inc.	136	5,781
		978,292
Automobiles: 0.7%
Ford Motor Co.	3,636	50,540
General Motors Co.	1,340	54,350
Tesla, Inc.*	7,152	1,392,495
		1,497,385
Banks: 2.2%
Bank of America Corp.	11,430	432,626
Bank OZK	19,455	897,848
Citigroup, Inc.	3,230	156,364
Citizens Financial Group, Inc.	800	33,904
Comerica, Inc.	230	16,500
Fifth Third Bancorp	1,145	41,632
First Republic Bank	295	37,645
Huntington Bancshares, Inc.	2,298	35,573
JPMorgan Chase & Co.	4,797	662,850
KeyCorp	1,435	26,993
M&T Bank Corp.	291	49,476
PNC Financial Services Group, Inc.	659	110,883
Regions Financial Corp.	1,509	35,024
Signature Bank	112	15,624
SVB Financial Group*	1,417	328,432
Truist Financial Corp.	2,184	102,233
U.S. Bancorp	2,244	101,855
Wells Fargo & Co.	37,637	1,804,694
Zions Bancorp N.A.	285	14,769
		4,904,925
Beverages: 1.1%
Brown-Forman Corp., Class B	307	22,417
Coca-Cola Co.	6,874	437,255
Constellation Brands, Inc., Class A	3,359	864,439
Keurig Dr Pepper, Inc.	1,488	57,541
Molson Coors Beverage Co., Class B	364	20,060
Monster Beverage Corp.*	683	70,254
PepsiCo, Inc.	5,787	1,073,546
		2,545,512
Biotechnology: 2.7%
AbbVie, Inc.	25,085	4,043,200
Amgen, Inc.	947	271,221
Biogen, Inc.*	252	76,903
Gilead Sciences, Inc.	2,217	194,719
Incyte Corp.*	297	23,662
Moderna, Inc.*	592	104,139
Regeneron Pharmaceuticals, Inc.*	187	140,568
Vertex Pharmaceuticals, Inc.*	3,855	1,219,722
		6,074,134
Building products: 0.1%
A.O. Smith Corp.	91	5,527
Allegion PLC	54	6,137
Carrier Global Corp.	458	20,299
Fortune Brands Home & Security, Inc.	76	4,966
Johnson Controls International PLC	407	27,041
Masco Corp.	188	9,547
Trane Technologies PLC	150	26,763
		100,280
Capital markets: 1.9%
Ameriprise Financial, Inc.	5,260	1,746,057
Bank of New York Mellon Corp.	1,142	52,418
BlackRock, Inc.	246	176,136
Cboe Global Markets, Inc.	192	24,353
Charles Schwab Corp.	10,705	883,591

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2022 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Capital markets—(continued)
CME Group, Inc.	602	$106,253
FactSet Research Systems, Inc.	63	29,061
Franklin Resources, Inc.	519	13,914
Goldman Sachs Group, Inc.	560	216,244
Intercontinental Exchange, Inc.	930	100,728
Invesco Ltd.	797	15,231
MarketAxess Holdings, Inc.	66	17,683
Moody's Corp.	267	79,638
Morgan Stanley	2,180	202,893
MSCI, Inc.	141	71,604
Nasdaq, Inc.	560	38,338
Northern Trust Corp.	330	30,726
Raymond James Financial, Inc.	315	36,823
S&P Global, Inc.	560	197,568
State Street Corp.	606	48,280
T. Rowe Price Group, Inc.	375	46,841
		4,134,380
Chemicals: 0.8%
Albemarle Corp.	935	259,921
CF Industries Holdings, Inc.	13,089	1,416,099
		1,676,020
Commercial services & supplies: 0.1%
Cintas Corp.	48	22,166
Copart, Inc.*	256	17,039
Republic Services, Inc.	122	16,993
Rollins, Inc.	137	5,540
Waste Management, Inc.	230	38,576
		100,314
Communications equipment: 0.2%
Arista Networks, Inc.*	389	54,188
Cisco Systems, Inc.	6,280	312,241
F5, Inc.*	83	12,833
Juniper Networks, Inc.	477	15,855
Motorola Solutions, Inc.	250	68,050
		463,167
Construction & engineering: 0.0%†
Quanta Services, Inc.	81	12,140

Consumer finance: 0.6%
American Express Co.	1,000	157,590
Capital One Financial Corp.	642	66,280
Discover Financial Services	454	49,195
SLM Corp.	57,706	1,007,547
Synchrony Financial	759	28,523
		1,309,135
Distributors: 0.0%†
Genuine Parts Co.	118	21,633
LKQ Corp.	262	14,234
Pool Corp.	43	14,165
		50,032
Diversified financial services: 0.8%
Berkshire Hathaway, Inc., Class B*	2,964	944,330
Voya Financial, Inc.	13,777	909,007
		1,853,337
Diversified telecommunication services: 0.1%
AT&T, Inc.	6,567	126,612
Lumen Technologies, Inc.	1,225	6,701
Verizon Communications, Inc.	3,868	150,774
		284,087
Electric utilities: 1.1%
Alliant Energy Corp.	315	17,735
American Electric Power Co., Inc.	706	68,341
Constellation Energy Corp.	459	44,119
Duke Energy Corp.	1,048	104,727
Edison International	534	35,596
Entergy Corp.	276	32,091
Evergy, Inc.	296	17,526
Eversource Energy	463	38,364
Exelon Corp.	1,366	56,511
FirstEnergy Corp.	802	33,074
NextEra Energy, Inc.	19,977	1,692,052
NRG Energy, Inc.	313	13,287
PG&E Corp.*	2,318	36,393
Pinnacle West Capital Corp.	144	11,278
PPL Corp.	968	28,575
Southern Co.	1,447	97,875
Xcel Energy, Inc.	753	52,876
		2,380,420
Electrical equipment: 0.6%
AMETEK, Inc.	146	20,793
Eaton Corp. PLC	255	41,680
Emerson Electric Co.	384	36,776
Generac Holdings, Inc.*	19	2,005
Regal Rexnord Corp.	8,780	1,151,146
Rockwell Automation, Inc.	65	17,174
		1,269,574
Electronic equipment, instruments & components: 0.2%
Amphenol Corp., Class A	886	71,261
CDW Corp.	215	40,558
Corning, Inc.	1,123	38,328
Keysight Technologies, Inc.*	292	52,820
TE Connectivity Ltd.	501	63,186
Teledyne Technologies, Inc.*	75	31,507
Trimble, Inc.*	338	20,196

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2022 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Electronic equipment, instruments & components—(continued)
Zebra Technologies Corp., Class A*	86	$23,244
		341,100
Energy equipment & services: 0.1%
Baker Hughes Co.	2,259	65,556
Halliburton Co.	2,134	80,857
Schlumberger Ltd.	3,108	160,218
		306,631
Entertainment: 1.1%
Activision Blizzard, Inc.	656	48,511
Electronic Arts, Inc.	235	30,733
Live Nation Entertainment, Inc.*	136	9,895
Netflix, Inc.*	3,327	1,016,498
Take-Two Interactive Software, Inc.*	11,344	1,198,948
Walt Disney Co.*	1,676	164,030
Warner Bros Discovery, Inc.*	2,082	23,735
		2,492,350
Equity real estate investment trusts: 1.2%
Alexandria Real Estate Equities, Inc.	223	34,701
American Tower Corp.	643	142,264
AvalonBay Communities, Inc.	192	33,581
Boston Properties, Inc.	209	15,065
Camden Property Trust	171	20,576
Crown Castle, Inc.	3,394	480,013
Digital Realty Trust, Inc.	379	42,622
Equinix, Inc.	131	90,475
Equity Residential	450	29,187
Essex Property Trust, Inc.	104	22,919
Extra Space Storage, Inc.	202	32,459
Federal Realty Investment Trust	106	11,777
Healthpeak Properties, Inc.	606	15,914
Host Hotels & Resorts, Inc.	1,063	20,133
Invitation Homes, Inc.	722	23,559
Iron Mountain, Inc.	423	22,982
Kimco Realty Corp.	895	20,513
Mid-America Apartment Communities, Inc.	161	26,546
Prologis, Inc.	10,868	1,280,142
Public Storage	228	67,935
Realty Income Corp.	811	51,150
Regency Centers Corp.	234	15,545
SBA Communications Corp.	153	45,793
Simon Property Group, Inc.	436	52,076
UDR, Inc.	320	13,270
Ventas, Inc.	480	22,334
VICI Properties, Inc.	1,270	43,434
Vornado Realty Trust	221	5,589
Welltower, Inc.	597	42,405
Weyerhaeuser Co.	982	32,121
		2,757,080
Food & staples retailing: 0.8%
BJ's Wholesale Club Holdings, Inc.*	7,682	577,994
Costco Wholesale Corp.	789	425,468
Kroger Co.	1,132	55,683
Sysco Corp.	921	79,676
Walgreens Boots Alliance, Inc.	1,226	50,879
Walmart, Inc.	4,345	662,265
		1,851,965
Food products: 1.8%
Archer-Daniels-Midland Co.	996	97,110
Bunge Ltd.	17,091	1,791,820
Campbell Soup Co.	382	20,502
Conagra Brands, Inc.	774	29,397
General Mills, Inc.	1,048	89,394
Hershey Co.	280	65,848
Hormel Foods Corp.	517	24,299
J.M. Smucker Co.	191	29,416
Kellogg Co.	471	34,359
Kraft Heinz Co.	1,449	57,018
Lamb Weston Holdings, Inc.	284	24,680
McCormick & Co., Inc.	431	36,713
Mondelez International, Inc., Class A	25,622	1,732,303
Tyson Foods, Inc., Class A	547	36,255
		4,069,114
Gas utilities: 0.0%†
Atmos Energy Corp.	204	24,521

Health care equipment & supplies: 1.3%
Abbott Laboratories	7,077	761,344
ABIOMED, Inc.*	76	28,712
Align Technology, Inc.*	133	26,156
Baxter International, Inc.	860	48,616
Becton Dickinson and Co.	500	124,670
Boston Scientific Corp.*	2,456	111,183
Cooper Cos., Inc.	1,387	438,777
DENTSPLY SIRONA, Inc.	307	9,290
Dexcom, Inc.*	4,516	525,120
Edwards Lifesciences Corp.*	1,054	81,422
Hologic, Inc.*	399	30,388
IDEXX Laboratories, Inc.*	152	64,732
Intuitive Surgical, Inc.*	619	167,371
Medtronic PLC	2,296	181,476
ResMed, Inc.	269	61,924
STERIS PLC	187	34,733

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2022 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Health care equipment & supplies—(continued)
Stryker Corp.	590	$137,995
Teleflex, Inc.	76	17,793
Zimmer Biomet Holdings, Inc.	387	46,479
		2,898,181
Health care providers & services: 2.1%
AmerisourceBergen Corp.	259	44,209
Cardinal Health, Inc.	448	35,916
Centene Corp.*	4,450	387,372
Cigna Corp.	531	174,641
CVS Health Corp.	2,280	232,286
DaVita, Inc.*	66	4,866
Elevance Health, Inc.	420	223,826
HCA Healthcare, Inc.	375	90,083
HealthEquity, Inc.*	4,152	263,569
Henry Schein, Inc.*	231	18,693
Humana, Inc.	219	120,428
Laboratory Corp. of America Holdings	4,834	1,163,544
McKesson Corp.	251	95,802
Molina Healthcare, Inc.*	106	35,698
Quest Diagnostics, Inc.	216	32,795
UnitedHealth Group, Inc.	3,387	1,855,263
Universal Health Services, Inc., Class B	111	14,524
		4,793,515
Hotels, restaurants & leisure: 1.8%
Airbnb, Inc., Class A*	204	20,837
Booking Holdings, Inc.*	37	76,940
Caesars Entertainment, Inc.*	212	10,772
Carnival Corp.*	668	6,633
Chipotle Mexican Grill, Inc.*	471	766,298
Darden Restaurants, Inc.	123	18,080
Domino's Pizza, Inc.	29	11,273
Expedia Group, Inc.*	4,135	441,783
Hilton Worldwide Holdings, Inc.	246	35,084
Las Vegas Sands Corp.*	33,502	1,569,234
Marriott International, Inc., Class A	249	41,172
McDonald's Corp.	2,854	778,543
MGM Resorts International	369	13,601
Norwegian Cruise Line Holdings Ltd.*	360	5,918
Royal Caribbean Cruises Ltd.*	189	11,327
Starbucks Corp.	1,071	109,456
Wynn Resorts Ltd.*	67	5,605
Yum! Brands, Inc.	248	31,908
		3,954,464
Household durables: 0.0%†
D.R. Horton, Inc.	283	24,338
Garmin Ltd.	144	13,391
Lennar Corp., Class A	271	23,802
Mohawk Industries, Inc.*	38	3,850
Newell Brands, Inc.	245	3,178
NVR, Inc.*	2	9,278
PulteGroup, Inc.	232	10,389
Whirlpool Corp.	57	8,352
		96,578
Household products: 0.4%
Church & Dwight Co., Inc.	417	34,139
Clorox Co.	237	35,230
Colgate-Palmolive Co.	1,481	114,748
Kimberly-Clark Corp.	595	80,700
Procter & Gamble Co.	4,193	625,428
		890,245
Independent power and renewable electricity producers: 0.0%†
AES Corp.	879	25,421

Industrial conglomerates: 0.4%
3M Co.	358	45,097
General Electric Co.	695	59,749
Honeywell International, Inc.	3,481	764,254
		869,100
Insurance: 1.4%
Aflac, Inc.	978	70,347
Allstate Corp.	6,552	877,313
American International Group, Inc.	1,220	76,994
Aon PLC, Class A	356	109,748
Arch Capital Group Ltd.*	575	34,448
Arthur J. Gallagher & Co.	347	69,091
Assurant, Inc.	101	12,950
Brown & Brown, Inc.	352	20,976
Chubb Ltd.	681	149,541
Cincinnati Financial Corp.	289	32,067
Everest Re Group Ltd.	62	20,952
Globe Life, Inc.	166	19,913
Hartford Financial Services Group, Inc.	526	40,171
Lincoln National Corp.	247	9,618
Loews Corp.	377	21,923
Marsh & McLennan Cos., Inc.	5,993	1,037,868
MetLife, Inc.	1,100	84,370
Principal Financial Group, Inc.	375	33,630
Progressive Corp.	947	125,146
Prudential Financial, Inc.	594	64,170
Travelers Cos., Inc.	395	74,975
W. R. Berkley Corp.	376	28,681

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2022 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Insurance—(continued)
Willis Towers Watson PLC	179	$44,063
		3,058,955
Interactive media & services: 1.8%
Alphabet, Inc., Class C*	4,949	502,076
Alphabet, Inc., Class A*	27,947	2,822,368
Match Group, Inc.*	269	13,601
Meta Platforms, Inc., Class A*	3,984	470,510
Snap, Inc., Class A*	29,069	299,701
		4,108,256
Internet & direct marketing retail: 1.6%
Amazon.com, Inc.*	36,156	3,490,500
eBay, Inc.	453	20,585
Etsy, Inc.*	113	14,926
		3,526,011
IT services: 2.7%
Accenture PLC, Class A	968	291,300
Akamai Technologies, Inc.*	12,574	1,192,770
Automatic Data Processing, Inc.	645	170,370
Block, Inc.*	4,747	321,704
Broadridge Financial Solutions, Inc.	192	28,629
Cognizant Technology Solutions Corp., Class A	758	47,155
DXC Technology Co.*	341	10,117
EPAM Systems, Inc.*	91	33,541
Fidelity National Information Services, Inc.	7,377	535,423
Fiserv, Inc.*	976	101,855
FleetCor Technologies, Inc.*	110	21,582
Gartner, Inc.*	129	45,198
Global Payments, Inc.	450	46,701
International Business Machines Corp.	1,364	203,100
Jack Henry & Associates, Inc.	123	23,290
Mastercard, Inc., Class A	5,845	2,083,158
MongoDB, Inc.*	1,085	165,669
Paychex, Inc.	476	59,038
PayPal Holdings, Inc.*	1,731	135,728
VeriSign, Inc.*	137	27,374
Visa, Inc., Class A	2,489	540,113
		6,083,815
Leisure products: 0.2%
Brunswick Corp.	6,894	511,535
Hasbro, Inc.	116	7,287
		518,822
Life sciences tools & services: 1.6%
Agilent Technologies, Inc.	4,071	630,923
Bio-Rad Laboratories, Inc., Class A*	2,373	984,107
Bio-Techne Corp.	268	22,777
Charles River Laboratories International, Inc.*	87	19,886
Danaher Corp.	1,134	310,047
Illumina, Inc.*	274	59,754
IQVIA Holdings, Inc.*	4,415	962,558
Mettler-Toledo International, Inc.*	37	54,374
PerkinElmer, Inc.	234	32,697
Thermo Fisher Scientific, Inc.	680	380,950
Waters Corp.*	110	38,126
West Pharmaceutical Services, Inc.	126	29,567
		3,525,766
Machinery: 1.1%
AGCO Corp.	2,418	320,917
Caterpillar, Inc.	314	74,233
Cummins, Inc.	88	22,102
Deere & Co.	174	76,734
Dover Corp.	85	12,066
Fortive Corp.	232	15,672
IDEX Corp.	44	10,449
Illinois Tool Works, Inc.	179	40,717
Ingersoll Rand, Inc.	31,453	1,697,518
Nordson Corp.	20	4,730
Otis Worldwide Corp.	280	21,865
PACCAR, Inc.	219	23,194
Parker-Hannifin Corp.	79	23,616
Pentair PLC	119	5,447
Snap-on, Inc.	23	5,534
Stanley Black & Decker, Inc.	93	7,600
Westinghouse Air Brake Technologies Corp.	110	11,120
Xylem, Inc.	108	12,134
		2,385,648
Media: 0.5%
Charter Communications, Inc., Class A*	108	42,259
Comcast Corp., Class A	29,393	1,076,960
DISH Network Corp., Class A*	334	5,361
Fox Corp., Class A	292	9,475
Fox Corp., Class B	189	5,768
Interpublic Group of Cos., Inc.	373	12,816
News Corp., Class A	343	6,568
Omnicom Group, Inc.	156	12,443
Paramount Global, Class B	475	9,538
		1,181,188
Multiline retail: 0.7%
Dollar General Corp.	201	51,392

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2022 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Multiline retail—(continued)
Dollar Tree, Inc.*	9,075	$1,363,882
Target Corp.	431	72,007
		1,487,281
Multi-utilities: 0.2%
Ameren Corp.	398	35,549
CenterPoint Energy, Inc.	870	27,066
CMS Energy Corp.	401	24,489
Consolidated Edison, Inc.	491	48,138
Dominion Energy, Inc.	1,142	69,788
DTE Energy Co.	257	29,814
NiSource, Inc.	526	14,696
Public Service Enterprise Group, Inc.	700	42,385
Sempra Energy	458	76,115
WEC Energy Group, Inc.	434	43,027
		411,067
Oil, gas & consumable fuels: 3.5%
APA Corp.	26,501	1,241,572
Chevron Corp.	4,089	749,555
ConocoPhillips	2,902	358,426
Coterra Energy, Inc.	1,738	48,508
Devon Energy Corp.	1,508	103,328
Diamondback Energy, Inc.	396	58,616
EOG Resources, Inc.	4,393	623,498
EQT Corp.	7,065	299,627
Exxon Mobil Corp.	12,348	1,374,826
Hess Corp.	614	88,361
Kinder Morgan, Inc.	4,352	83,210
Marathon Oil Corp.	1,581	48,426
Marathon Petroleum Corp.	1,148	139,838
Occidental Petroleum Corp.	1,706	118,550
ONEOK, Inc.	981	65,648
Phillips 66	1,101	119,392
Pioneer Natural Resources Co.	547	129,087
Targa Resources Corp.	507	37,716
Valero Energy Corp.	873	116,650
Williams Cos., Inc.	59,701	2,071,625
		7,876,459
Personal products: 0.0%†
Estee Lauder Cos., Inc.	408	96,202

Pharmaceuticals: 2.0%
Bristol-Myers Squibb Co.	3,780	303,458
Catalent, Inc.*	331	16,593
Eli Lilly & Co.	6,024	2,235,386
Johnson & Johnson	4,603	819,334
Merck & Co., Inc.	4,442	489,153
Organon & Co.	508	13,218
Pfizer, Inc.	9,854	493,981
Viatris, Inc.	2,048	22,590
Zoetis, Inc.	808	124,545
		4,518,258
Professional services: 0.2%
CoStar Group, Inc.*	243	19,693
Equifax, Inc.	69	13,618
Jacobs Solutions, Inc.	76	9,617
Leidos Holdings, Inc.	75	8,200
Robert Half International, Inc.	59	4,648
Verisk Analytics, Inc.	2,409	442,557
		498,333
Real estate management & development: 0.0%†
CBRE Group, Inc.*	430	34,228

Road & rail: 0.5%
CSX Corp.	1,282	41,909
J.B. Hunt Transport Services, Inc.	27	4,965
Norfolk Southern Corp.	150	38,475
Old Dominion Freight Line, Inc.	55	16,643
Union Pacific Corp.	4,169	906,466
		1,008,458
Semiconductors & semiconductor equipment: 3.0%
Advanced Micro Devices, Inc.*	13,025	1,011,131
Analog Devices, Inc.	771	132,543
Applied Materials, Inc.	1,321	144,782
Broadcom, Inc.	2,417	1,331,839
Enphase Energy, Inc.*	215	68,927
Intel Corp.	6,166	185,412
KLA Corp.	225	88,459
Lam Research Corp.	208	98,255
Marvell Technology, Inc.	16,134	750,554
Microchip Technology, Inc.	861	68,182
Micron Technology, Inc.	15,138	872,706
Monolithic Power Systems, Inc.	69	26,355
NVIDIA Corp.	6,562	1,110,487
NXP Semiconductors N.V.	418	73,501
ON Semiconductor Corp.*	629	47,301
Qorvo, Inc.*	192	19,056
QUALCOMM, Inc.	1,702	215,286
Skyworks Solutions, Inc.	273	26,104
SolarEdge Technologies, Inc.*	88	26,300
Teradyne, Inc.	219	20,465
Texas Instruments, Inc.	1,388	250,478
Universal Display Corp.	1,412	159,019
		6,727,142
Software: 6.1%
Adobe, Inc.*	712	245,590
ANSYS, Inc.*	139	35,348
Autodesk, Inc.*	328	66,240

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2022 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Software—(continued)
Cadence Design Systems, Inc.*	407	$70,020
Ceridian HCM Holding, Inc.*	270	18,479
Fortinet, Inc.*	10,626	564,878
Gen Digital, Inc.	1,011	23,213
HubSpot, Inc.*	1,962	594,545
Intuit, Inc.	428	174,449
Microsoft Corp.	25,216	6,433,610
Oracle Corp.	14,367	1,192,892
Palo Alto Networks, Inc.*	2,448	415,915
Paycom Software, Inc.*	81	27,467
PTC, Inc.*	155	19,718
Roper Technologies, Inc.	162	71,100
Salesforce, Inc.*	6,438	1,031,689
ServiceNow, Inc.*	1,858	773,485
Splunk, Inc.*	9,563	742,854
Synopsys, Inc.*	245	83,187
Tyler Technologies, Inc.*	65	22,278
VMware, Inc., Class A*	8,030	975,565
		13,582,522
Specialty retail: 1.0%
Advance Auto Parts, Inc.	51	7,700
AutoZone, Inc.*	19	49,001
Bath & Body Works, Inc.	221	9,393
Best Buy Co., Inc.	205	17,487
CarMax, Inc.*	163	11,306
Home Depot, Inc.	952	308,438
Lowe's Cos., Inc.	4,267	906,951
O'Reilly Automotive, Inc.*	56	48,414
Ross Stores, Inc.	331	38,949
TJX Cos., Inc.	9,501	760,555
Tractor Supply Co.	108	24,441
Ulta Beauty, Inc.*	50	23,242
		2,205,877
Technology hardware, storage & peripherals: 3.2%
Apple, Inc.	47,804	7,076,426
Hewlett Packard Enterprise Co.	2,097	35,188
HP, Inc.	1,432	43,017
NetApp, Inc.	318	21,500
Seagate Technology Holdings Plc	333	17,639
Western Digital Corp.*	514	18,890
		7,212,660
Textiles, apparel & luxury goods: 0.4%
Lululemon Athletica, Inc.*	1,698	645,766
Nike, Inc., Class B	1,141	125,156
Ralph Lauren Corp.	50	5,656
Tapestry, Inc.	280	10,576
VF Corp.	266	8,730
		795,884
Tobacco: 0.2%
Altria Group, Inc.	3,148	146,634
Philip Morris International, Inc.	2,732	272,298
		418,932
Trading companies & distributors: 0.3%
Fastenal Co.	399	20,552
United Rentals, Inc.*	1,853	654,165
W.W. Grainger, Inc.	26	15,680
		690,397
Water utilities: 0.0%†
American Water Works Co., Inc.	253	38,395

Wireless telecommunication services: 0.0%†
T-Mobile U.S., Inc.*	559	84,666
Total common stocks (cost—$119,125,708)		128,866,681

Preferred stocks: 0.0%†
Financial Services: 0.0%†
Squaretwo Financial Corp.[1,2] (cost—$0)	35,000	0

Exchange traded funds: 3.0%
iShares Core S&P Mid-Cap ETF[3] (cost—$5,948,086)	26,183	6,729,031

	Face amount
Asset-backed securities: 6.2%
American Credit Acceptance Receivables Trust,
Series 2019-1, Class D,
3.810%, due 04/14/25[4]	$87,095	87,057
Ares XLVIII CLO Ltd.,
Series 2018-48A, Class C,
3 mo. USD LIBOR + 1.800%
6.043%, due 07/20/30[4,5]	725,000	675,989
Capital One Multi-Asset Execution Trust,
Series 2005-B3, Class B3,
3 mo. USD LIBOR + 0.550%
4.629%, due 05/15/28[5]	350,000	335,774
CCG Receivables Trust,
Series 2020-1, Class C,
1.840%, due 12/14/27[4]	275,000	261,586
Drive Auto Receivables Trust,
Series 2020-2, Class C,
2.280%, due 08/17/26	431,258	428,010
Series 2018-5, Class D,
4.300%, due 04/15/26	357,773	356,696

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2022 (unaudited)

	Face amount	Value
Asset-backed securities—(continued)
DT Auto Owner Trust,
Series 2019-1A, Class D,
3.870%, due 11/15/24[4]	$857,492	$856,187
Series 2021-1A, Class C,
0.840%, due 10/15/26[4]	325,000	310,422
Series 2021-1A, Class D,
1.160%, due 11/16/26[4]	325,000	297,856
Enterprise Fleet Financing LLC,
Series 2020-1, Class A2,
1.780%, due 12/22/25[4]	215,487	213,906
Exeter Automobile Receivables Trust,
Series 2021-3A, Class A3,
0.350%, due 02/18/25	97,705	97,513
Series 2021-4A, Class A3,
0.680%, due 07/15/25	474,058	471,024
Series 2020-3A, Class C,
1.320%, due 07/15/25	643,455	634,672
Series 2020-2A, Class C,
3.280%, due 05/15/254	627,164	623,411
Flagship Credit Auto Trust,
Series 2019-1, Class C,
3.600%, due 02/18/254	220,651	220,405
Ford Credit Auto Lease Trust,
Series 2020-B, Class C,
1.700%, due 02/15/25	173,000	172,639
GLS Auto Receivables Issuer Trust,
Series 2021-1A, Class B,
0.820%, due 04/15/25[4]	260,999	260,219
GLS Auto Receivables Trust,
Series 2018-3A, Class C,
4.180%, due 07/15/24[4]	246,682	246,535
Highbridge Loan Management Ltd.,
Series 12A-18, Class B,
3 mo. USD LIBOR + 1.850%
6.044%, due 07/18/31[4,5]	700,000	650,971
HPEFS Equipment Trust,
Series 2020-2A, Class B,
1.200%, due 07/22/30[4]	32,824	32,757
Series 2021-1A, Class D,
1.030%, due 03/20/31[4]	675,000	636,706
Invitation Homes Trust,
Series 2018-SFR1, Class C,
1 mo. USD LIBOR + 1.250%
5.154%, due 03/17/37[4,5]	149,978	147,450
New Residential Advance
Receivables Trust Advance
Receivables Backed Notes,
Series 2020-APT1, Class AT1,
1.035%, due 12/16/52[4]	175,000	174,566
OneMain Financial Issuance Trust,
Series 2020-2A, Class A,
1.750%, due 09/14/35[4]	600,000	523,618
Series 2020-2A, Class B,
2.210%, due 09/14/35[4]	300,000	254,228
Series 2021-1A, Class A1,
1.550%, due 06/16/36[4]	600,000	506,378
Santander Retail Auto Lease Trust,
Series 2021-C, Class C,
1.110%, due 03/20/26[4]	325,000	298,943
Tesla Auto Lease Trust,
Series 2020-A, Class D,
2.330%, due 02/20/24[4]	150,000	146,982
Series 2021-A, Class D,
1.340%, due 03/20/25[4]	575,000	541,786
Series 2021-B, Class D,
1.320%, due 09/22/25[4]	325,000	297,869
Voya CLO Ltd.,
Series 2018-2A, Class C1,
3 mo. USD LIBOR + 1.850%
5.929%, due 07/15/31[4,5]	700,000	643,122
Westlake Automobile Receivables Trust,
Series 2020-3A, Class B,
0.780%, due 11/17/25[4]	1,183,691	1,175,148
Series 2020-1A, Class C,
2.520%, due 04/15/25[4]	719,872	716,545
Series 2019-3A, Class D,
2.720%, due 11/15/24[4]	669,756	664,311
Total asset-backed securities (cost—$14,542,066)		13,961,281

Corporate bonds: 16.3%
Advertising: 0.0%†
Clear Channel Outdoor Holdings, Inc.,
5.125%, due 08/15/27[4]	35,000	30,165

Aerospace & defense: 0.2%
Bombardier, Inc.
7.125%, due 06/15/26[4]	55,000	54,037
7.500%, due 03/15/25[4]	41,000	41,061
Howmet Aerospace, Inc.
5.900%, due 02/01/27	20,000	19,800
6.750%, due 01/15/28	32,000	32,640
Raytheon Technologies Corp.,
4.125%, due 11/16/28	150,000	145,362
TransDigm UK Holdings PLC,
6.875%, due 05/15/26	60,000	59,140

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2022 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Aerospace & defense—(concluded)
TransDigm, Inc.
5.500%, due 11/15/27	$30,000	$28,275
6.250%, due 03/15/26[4]	50,000	49,757
6.375%, due 06/15/26	30,000	29,464
7.500%, due 03/15/27	35,000	35,087
		494,623
Agriculture: 0.1%
Darling Ingredients, Inc.
5.250%, due 04/15/27[4]	30,000	29,035
6.000%, due 06/15/30[4]	40,000	39,008
Reynolds American, Inc.,
5.700%, due 08/15/35	70,000	64,623
		132,666
Airlines: 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.500%, due 04/20/26[4]	31,000	30,064
Delta Air Lines, Inc.,
7.000%, due 05/01/25[4]	250,000	254,747
Delta Airlines Pass-Through Trust,
2.000%, due 06/10/28	96,845	83,073
United Airlines, Inc.
4.375%, due 04/15/26[4]	38,000	35,379
4.625%, due 04/15/29[4]	30,000	26,707
		429,970
Auto manufacturers: 0.4%
Allison Transmission, Inc.,
5.875%, due 06/01/29[4]	35,000	33,083
Ford Motor Co.
6.625%, due 10/01/28	35,000	35,377
7.450%, due 07/16/31	55,000	58,013
9.625%, due 04/22/30	30,000	34,342
Ford Motor Credit Co. LLC,
4.542%, due 08/01/26	200,000	188,218
General Motors Co.,
6.600%, due 04/01/36	200,000	202,041
General Motors Financial Co., Inc.,
4.000%, due 10/06/26	200,000	188,295
Jaguar Land Rover Automotive PLC,
2.200%, due 01/15/24[6]	125,000	124,372
PM General Purchaser LLC,
9.500%, due 10/01/28[4]	55,000	48,247
		911,988
Auto parts & equipment: 0.0%†
Dana, Inc.
4.250%, due 09/01/30	20,000	16,000
5.625%, due 06/15/28	20,000	18,400
		34,400
Banks: 3.4%
Bank of America Corp.
4.200%, due 08/26/24	120,000	118,318
6.110%, due 01/29/37	850,000	881,289
6.500%, due 10/23/24
Series Z,
(fixed, converts to FRN on 10/23/24)[7]	30,000	29,593
Bank of New York Mellon Corp.,
1.600%, due 04/24/25	150,000	139,278
Bank of Nova Scotia,
4.588%, due 05/04/37
(fixed, converts to FRN on 05/04/32)	150,000	129,342
Barclays PLC
4.337%, due 01/10/28	305,000	283,688
5.746%, due 08/09/33
(fixed, converts to FRN on 08/09/32)	200,000	191,570
Capital One N.A.,
3.375%, due 02/15/23	70,000	69,767
Citigroup, Inc.
3.980%, due 03/20/30
(fixed, converts to FRN on 03/20/29)	275,000	251,445
5.500%, due 09/13/25	300,000	304,472
5.950%, due 01/30/23
(fixed, converts to FRN on 01/30/23)[7]	35,000	34,650
6.675%, due 09/13/43	200,000	218,091
Credit Suisse Group AG,
4.550%, due 04/17/26	250,000	217,273
Deutsche Bank AG
2.552%, due 01/07/28
(fixed, converts to FRN on 01/07/27)	150,000	125,931
3.700%, due 05/30/24	125,000	121,125
Goldman Sachs Group, Inc.
3.750%, due 02/25/26	150,000	145,155
5.150%, due 05/22/45	210,000	200,007
6.334%, due 11/29/233
mo. USD LIBOR + 1.600%[5]	600,000	605,535
HSBC Holdings PLC,
6.500%, due 09/15/37	200,000	193,264
JPMorgan Chase & Co.
3.875%, due 09/10/24	550,000	540,556
3.960%, due 01/29/27
(fixed, converts to FRN on 01/29/26)	200,000	192,177
4.032%, due 07/24/48
(fixed, converts to FRN on 07/24/47)	350,000	285,637

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2022 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Banks—(concluded)
6.000%, due 08/01/23
Series R,
(fixed, converts to FRN on 08/01/23)[7]	$60,000	$59,400
Lloyds Banking Group PLC,
4.582%, due 12/10/25	400,000	380,154
Mitsubishi UFJ Financial Group, Inc.,
3.677%, due 02/22/27	350,000	329,773
Morgan Stanley
4.300%, due 01/27/45	225,000	193,774
4.350%, due 09/08/26	815,000	793,486
Royal Bank of Canada,
2.300%, due 11/03/31	200,000	161,164
Societe Generale SA,
4.000%, due 01/12/27[4]	200,000	184,416
Sumitomo Mitsui Financial Group, Inc.,
3.544%, due 01/17/28	150,000	138,905
Wells Fargo & Co.,
3.196%, due 06/17/27
(fixed, converts to FRN on 06/17/26)	95,000	88,432
		7,607,667
Beverages: 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36	75,000	71,962
4.900%, due 02/01/46	205,000	191,774
Primo Water Holdings, Inc.,
4.375%, due 04/30/29[4]	93,000	80,367
		344,103
Biotechnology: 0.1%
Biogen, Inc.,
3.250%, due 02/15/51	56,000	38,874
Gilead Sciences, Inc.
2.950%, due 03/01/27	200,000	186,772
4.750%, due 03/01/46	50,000	45,990
		271,636
Building Materials: 0.1%
Builders FirstSource, Inc.
4.250%, due 02/01/32[4]	10,000	8,106
5.000%, due 03/01/30[4]	30,000	26,612
6.375%, due 06/15/32[4]	10,000	9,239
Masco Corp.,
4.500%, due 05/15/47	150,000	119,824
New Enterprise Stone & Lime Co., Inc.,
5.250%, due 07/15/28[4]	61,000	55,205
Smyrna Ready Mix Concrete LLC,
6.000%, due 11/01/28[4]	51,000	45,390
Summit Materials LLC/Summit Materials Finance Corp.,
5.250%, due 01/15/29[4]	35,000	32,310
		296,686
Chemicals: 0.3%
Celanese US Holdings LLC,
6.330%, due 07/15/29	30,000	28,826
Chemours Co.
4.625%, due 11/15/29[4]	45,000	36,225
5.375%, due 05/15/27	30,000	27,150
DuPont de Nemours, Inc.,
4.725%, due 11/15/28	100,000	99,655
LYB International Finance II BV,
3.500%, due 03/02/27	150,000	138,766
NOVA Chemicals Corp.
4.250%, due 05/15/29[4]	—	0
5.250%, due 06/01/27[4]	60,000	53,855
Nutrien Ltd.,
4.200%, due 04/01/29	100,000	94,636
Tronox, Inc.,
4.625%, due 03/15/29[4]	40,000	32,208
WR Grace Holdings LLC
4.875%, due 06/15/27[4]	30,000	26,878
5.625%, due 10/01/24[4]	60,000	58,654
		596,853
Commercial services: 0.4%
ASGN, Inc.,
4.625%, due 05/15/28[4]	69,000	61,583
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.375%, due 03/01/29[4]	10,000	8,805
5.750%, due 07/15/27[4]	52,000	48,095
Block, Inc.,
3.500%, due 06/01/31	34,000	27,591
Carriage Services, Inc.,
4.250%, due 05/15/29[4]	55,000	41,278
Garda World Security Corp.
4.625%, due 02/15/27[4]	55,000	49,395
9.500%, due 11/01/27[4]	23,000	21,277
Gartner, Inc.,
4.500%, due 07/01/28[4]	10,000	9,414
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.,
5.000%, due 02/01/26[4]	30,000	26,247

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2022 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Commercial services—(concluded)
MoneyGram International, Inc.,
5.375%, due 08/01/26[4]	$103,000	$103,879
NESCO Holdings II, Inc.,
5.500%, due 04/15/29[4]	45,000	39,587
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375%, due 08/31/27[4]	5,000	4,399
5.750%, due 04/15/26[4]	45,000	44,550
Quanta Services, Inc.,
2.350%, due 01/15/32	400,000	307,948
United Rentals North America, Inc.,
6.000%, due 12/15/29[4]	25,000	25,125
Williams Scotsman International, Inc.
4.625%, due 08/15/28[4]	60,000	54,552
6.125%, due 06/15/25[4]	27,000	26,730
Yale University,
1.482%, due 04/15/30
Series 2020,	100,000	80,877
		981,332
Computers: 0.4%
Ahead DB Holdings LLC,
6.625%, due 05/01/28[4]	30,000	24,511
Apple, Inc.
3.450%, due 02/09/45	200,000	165,263
3.850%, due 05/04/43	210,000	187,435
Booz Allen Hamilton, Inc.
3.875%, due 09/01/28[4]	160,000	144,198
4.000%, due 07/01/29[4]	40,000	35,465
International Business Machines Corp.,
5.875%, due 11/29/32	175,000	189,284
KBR, Inc.,
4.750%, due 09/30/28[4]	75,000	66,537
NCR Corp.,
5.125%, due 04/15/29[4]	35,000	30,107
Science Applications International Corp.,
4.875%, due 04/01/28[4]	70,000	64,487
Seagate HDD Cayman,
4.091%, due 06/01/29	50,000	41,375
		948,662
Distribution & wholesale: 0.0%†
American Builders & Contractors Supply Co., Inc.
3.875%, due 11/15/29[4]	26,000	21,442
4.000%, due 01/15/28[4]	10,000	9,050
		30,492
Diversified financial services: 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, due 10/29/28	200,000	168,978
6.500%, due 07/15/25	29,000	29,297
Avolon Holdings Funding Ltd.,
2.750%, due 02/21/28[4]	200,000	161,024
Capital One Financial Corp.,
3.750%, due 07/28/26	200,000	189,182
CME Group, Inc.,
3.750%, due 06/15/28	150,000	144,962
Enact Holdings, Inc.,
6.500%, due 08/15/25[4]	95,000	92,362
Intercontinental Exchange, Inc.,
3.000%, due 06/15/50	200,000	139,774
Nationstar Mortgage Holdings, Inc.
5.125%, due 12/15/30[4]	29,000	22,608
6.000%, due 01/15/27[4]	35,000	31,819
Navient Corp.,
6.750%, due 06/15/26	200,000	190,588
OneMain Finance Corp.
5.625%, due 03/15/23	40,000	39,917
7.125%, due 03/15/26	115,000	111,411
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
2.875%, due 10/15/26[4]	150,000	127,914
Visa, Inc.,
2.000%, due 08/15/50	50,000	31,245
		1,481,081
Electric: 1.1%
Alabama Power Co.,
6.000%, due 03/01/39	30,000	31,522
Berkshire Hathaway Energy Co.
3.750%, due 11/15/23	80,000	78,978
4.450%, due 01/15/49	50,000	43,878
Calpine Corp.
4.625%, due 02/01/29[4]	30,000	25,902
5.125%, due 03/15/28[4]	35,000	31,348
Clearway Energy Operating LLC,
4.750%, due 03/15/28[4]	65,000	60,045
Dominion Energy, Inc.,
3.900%, due 10/01/25	150,000	146,082
Duke Energy Carolinas LLC,
2.550%, due 04/15/31	150,000	126,807

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2022 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Electric—(concluded)
Duke Energy Ohio, Inc.,
4.300%, due 02/01/49	$250,000	$206,919
Edison International,
4.950%, due 04/15/25	188,000	185,608
Exelon Corp.
3.400%, due 04/15/26	170,000	162,527
4.450%, due 04/15/46	300,000	256,276
FirstEnergy Corp.,
5.350%, due 07/15/47
Series C,[8]	20,000	17,622
Florida Power & Light Co.,
5.950%, due 02/01/38	45,000	47,914
Georgia Power Co.,
3.700%, due 01/30/50	250,000	190,352
Leeward Renewable Energy Operations LLC,
4.250%, due 07/01/29[4]	25,000	21,023
National Rural Utilities Cooperative Finance Corp.,
3.900%, due 11/01/28	100,000	94,667
Northern States Power Co.,
2.600%, due 05/15/23	50,000	49,506
NRG Energy, Inc.
3.625%, due 02/15/31[4]	30,000	23,990
5.250%, due 06/15/29[4]	10,000	9,217
Oncor Electric Delivery Co. LLC,
3.750%, due 04/01/45	40,000	32,438
PG&E Corp.,
5.000%, due 07/01/28	50,000	46,130
Public Service Electric and Gas Co.,
2.450%, due 01/15/30	150,000	129,302
Southern California Edison Co.,
3.650%, due 02/01/50	175,000	130,579
Southwestern Electric Power Co.,
3.250%, due 11/01/51	250,000	168,001
Virginia Electric and Power Co.,
4.600%, due 12/01/48	100,000	87,774
Vistra Operations Co. LLC
5.000%, due 07/31/27[4]	75,000	70,401
5.625%, due 02/15/27[4]	60,000	58,047
		2,532,855
Electrical components & equipment: 0.1%†
Energizer Holdings, Inc.
4.375%, due 03/31/29[4]	54,000	45,939
4.750%, due 06/15/28[4]	30,000	26,158
WESCO Distribution, Inc.,
7.250%, due 06/15/28[4]	30,000	30,392
		102,489
Electronics: 0.0%†
Coherent Corp.,
5.000%, due 12/15/29[4]	40,000	35,300
Sensata Technologies, Inc.,
4.375%, due 02/15/30[4]	50,000	44,280
		79,580
Energy-Alternate Sources: 0.0%†
TerraForm Power Operating LLC,
4.750%, due 01/15/30[4]	72,000	64,800

Engineering & construction: 0.1%
Arcosa, Inc.,
4.375%, due 04/15/29[4]	35,000	30,438
Artera Services LLC,
9.033%, due 12/04/25[4]	68,000	56,572
Dycom Industries, Inc.,
4.500%, due 04/15/29[4]	45,000	38,648
Great Lakes Dredge & Dock Corp.,
5.250%, due 06/01/29[4]	77,000	62,054
Weekley Homes LLC/Weekley Finance Corp.,
4.875%, due 09/15/28[4]	15,000	12,157
		199,869
Entertainment: 0.2%
Affinity Gaming,
6.875%, due 12/15/27[4]	89,000	76,348
Caesars Entertainment, Inc.
6.250%, due 07/01/25[4]	53,000	52,380
8.125%, due 07/01/27[4]	88,000	88,334
CDI Escrow Issuer, Inc.,
5.750%, due 04/01/30[4]	20,000	18,553
Churchill Downs, Inc.,
5.500%, due 04/01/27[4]	35,000	33,286
Cinemark USA, Inc.
5.250%, due 07/15/28[4]	10,000	7,987
5.875%, due 03/15/26[4]	35,000	30,648
International Game Technology Plc,
5.250%, due 01/15/29[4]	20,000	18,835
Jacobs Entertainment, Inc.,
6.750%, due 02/15/29[4]	73,000	65,700
Warnermedia Holdings, Inc.,
5.050%, due 03/15/42[4]	150,000	120,082
		512,153

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2022 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Environmental control: 0.0%†
Covanta Holding Corp.,
5.000%, due 09/01/30	$25,000	$21,359
GFL Environmental, Inc.,
4.750%, due 06/15/29[4]	65,000	56,929
		78,288
Food: 0.1%
Kroger Co.,
3.875%, due 10/15/46	250,000	193,291
Performance Food Group, Inc.,
5.500%, due 10/15/27[4]	40,000	38,600
United Natural Foods, Inc.,
6.750%, due 10/15/28[4]	60,000	58,200
		290,091
Food service: 0.0%†
Aramark Services, Inc.,
5.000%, due 02/01/28[4]	65,000	60,786

Forest products & paper: 0.0%†
Clearwater Paper Corp.,
4.750%, due 08/15/28[4]	35,000	30,668

Healthcare-products: 0.2%
Abbott Laboratories
3.750%, due 11/30/26	62,000	61,118
4.900%, due 11/30/46	50,000	50,177
Avantor Funding, Inc.,
4.625%, due 07/15/28[4]	70,000	64,400
Medline Borrower LP,
5.250%, due 10/01/29[4]	24,000	19,560
Medtronic, Inc.,
4.375%, due 03/15/35	97,000	93,461
Zimmer Biomet Holdings, Inc.,
4.250%, due 08/15/35	50,000	42,239
		330,955
Healthcare-services: 0.4%
Acadia Healthcare Co., Inc.
5.000%, due 04/15/29[4]	35,000	32,291
5.500%, due 07/01/28[4]	55,000	51,710
Centene Corp.,
3.000%, due 10/15/30	18,000	14,852
CHS/Community Health Systems, Inc.
5.625%, due 03/15/27[4]	63,000	53,474
6.875%, due 04/15/29[4]	53,000	28,355
8.000%, due 03/15/26[4]	195,000	179,964
DaVita, Inc.,
4.625%, due 06/01/30[4]	33,000	26,713
Encompass Health Corp.,
4.500%, due 02/01/28	100,000	89,926
Legacy LifePoint Health LLC
4.375%, due 02/15/27[4]	50,000	41,448
6.750%, due 04/15/25[4]	35,000	32,092
Select Medical Corp.,
6.250%, due 08/15/26[4]	75,000	72,590
Tenet Healthcare Corp.
4.625%, due 06/15/28[4]	10,000	8,950
4.875%, due 01/01/26[4]	34,000	32,265
5.125%, due 11/01/27[4]	55,000	51,776
6.125%, due 10/01/28[4]	96,000	84,720
6.125%, due 06/15/30[4]	30,000	28,427
UnitedHealth Group, Inc.,
4.625%, due 07/15/35	40,000	39,266
		868,819
Home builders: 0.0%
Forestar Group, Inc.,
3.850%, due 05/15/26[4]	25,000	22,074
Installed Building Products, Inc.,
5.750%, due 02/01/28[4]	40,000	35,024
KB Home,
6.875%, due 06/15/27	20,000	19,948
		77,046
Housewares: 0.0%†
Newell Brands, Inc.
5.625%, due 04/01/36[8]	65,000	55,637
5.750%, due 04/01/46[8]	5,000	3,850
		59,487
Insurance: 0.5%
Allstate Corp.
3.280%, due 12/15/26	200,000	190,016
3.850%, due 08/10/49	50,000	38,945
American International Group, Inc.,
2.500%, due 06/30/25	50,000	47,211
Aon Global Ltd.,
4.750%, due 05/15/45	150,000	131,289
Berkshire Hathaway Finance Corp.,
4.250%, due 01/15/49	100,000	89,525
Hartford Financial Services Group, Inc.,
6.100%, due 10/01/41	150,000	153,558
Lincoln National Corp.,
4.000%, due 09/01/23	150,000	148,438
MetLife, Inc.,
4.125%, due 08/13/42	130,000	110,826
Prudential Financial, Inc.,
6.625%, due 06/21/40	110,000	120,748
Teachers Insurance & Annuity Association of America,
4.270%, due 05/15/47[4]	50,000	42,125
		1,072,681

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2022 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Internet: 0.1%
Alibaba Group Holding Ltd.,
2.125%, due 02/09/31	$200,000	$159,014
Amazon.com, Inc.,
2.500%, due 06/03/50	150,000	97,978
Uber Technologies, Inc.
4.500%, due 08/15/29[4]	25,000	21,763
7.500%, due 09/15/27[4]	25,000	25,130
		303,885
Investment companies: 0.0%†
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
6.250%, due 05/15/26	40,000	39,483

Iron & steel: 0.0%†
Big River Steel LLC/BRS Finance Corp.,
6.625%, due 01/31/29[4]	44,000	42,271
Commercial Metals Co.,
4.125%, due 01/15/30	20,000	17,211
		59,482
Leisure time: 0.2%
Carnival Corp.
5.750%, due 03/01/27[4]	70,000	52,051
7.625%, due 03/01/26[4]	30,000	25,275
Carnival Holdings Bermuda Ltd.,
10.375%, due 05/01/28[4]	60,000	62,472
Harley-Davidson, Inc.,
3.500%, due 07/28/25	250,000	238,272
NCL Corp. Ltd.,
5.875%, due 03/15/26[4]	30,000	24,608
Royal Caribbean Cruises Ltd.
5.500%, due 08/31/26[4]	44,000	38,170
7.500%, due 10/15/27	25,000	21,979
11.625%, due 08/15/27[4]	20,000	20,550
		483,377
Lodging: 0.1%†
Hilton Domestic Operating Co., Inc.,
4.000%, due 05/01/31[4]	40,000	33,647
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower ESC
4.875%, due 07/01/31[4]	10,000	8,254
5.000%, due 06/01/29[4]	25,000	21,648
Travel + Leisure Co.,
6.625%, due 07/31/26[4]	35,000	34,294
		97,843
Machinery-diversified: 0.1%
Deere & Co.,
3.900%, due 06/09/42	150,000	134,914
GrafTech Finance, Inc.,
4.625%, due 12/15/28[4]	67,000	55,861
Mueller Water Products, Inc.,
4.000%, due 06/15/29[4]	25,000	21,504
		212,279
Media: 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, due 02/01/31[4]	25,000	20,295
4.250%, due 01/15/34[4]	40,000	31,160
4.750%, due 03/01/30[4]	98,000	84,253
5.375%, due 06/01/29[4]	60,000	54,448
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.200%, due 03/15/28	150,000	139,529
Comcast Corp.
2.887%, due 11/01/51	439,000	292,853
3.969%, due 11/01/47	85,000	68,969
4.150%, due 10/15/28	300,000	291,083
CSC Holdings LLC,
6.500%, due 02/01/29[4]	200,000	182,264
DISH DBS Corp.,
5.875%, due 11/15/24	25,000	23,757
DISH Network Corp.,
11.750%, due 11/15/27[4]	35,000	35,974
Fox Corp.
3.050%, due 04/07/25	25,000	23,910
5.576%, due 01/25/49	50,000	44,840
Gray Escrow II, Inc.,
5.375%, due 11/15/31[4]	55,000	41,963
Gray Television, Inc.,
5.875%, due 07/15/26[4]	40,000	36,845
Nexstar Media, Inc.
4.750%, due 11/01/28[4]	10,000	8,899
5.625%, due 07/15/27[4]	40,000	37,717
Radiate Holdco LLC/Radiate Finance, Inc.
4.500%, due 09/15/26[4]	10,000	8,177
6.500%, due 09/15/28[4]	60,000	32,382
Sirius XM Radio, Inc.
3.875%, due 09/01/31[4]	25,000	20,438
4.000%, due 07/15/28[4]	55,000	48,610
4.125%, due 07/01/30[4]	25,000	21,096
5.500%, due 07/01/29[4]	35,000	32,588
Time Warner Cable Enterprises LLC,
8.375%, due 03/15/23	35,000	35,259

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2022 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Media—(concluded)
Time Warner Cable LLC,
6.550%, due 05/01/37	$25,000	$23,961
Univision Communications, Inc.
4.500%, due 05/01/29[4]	40,000	34,050
6.625%, due 06/01/27[4]	50,000	48,727
7.375%, due 06/30/30[4]	25,000	24,950
Walt Disney Co.
2.000%, due 09/01/29	100,000	84,658
4.950%, due 10/15/45	120,000	115,511
		1,949,166
Mining: 0.2%
Arconic Corp.,
6.125%, due 02/15/28[4]	75,000	70,421
Hudbay Minerals, Inc.,
6.125%, due 04/01/29[4]	25,000	22,380
Novelis Corp.
3.250%, due 11/15/26[4]	10,000	8,936
3.875%, due 08/15/31[4]	4,000	3,280
4.750%, due 01/30/30[4]	75,000	66,682
Teck Resources Ltd.,
3.900%, due 07/15/30	200,000	179,805
		351,504
Miscellaneous manufacturers: 0.2%
Amsted Industries, Inc.
4.625%, due 05/15/30[4]	35,000	29,575
5.625%, due 07/01/27[4]	20,000	18,903
GE Capital Funding LLC,
3.450%, due 05/15/25	200,000	192,917
GE Capital International Funding Co. Unlimited Co.,
4.418%, due 11/15/35	200,000	188,771
Illinois Tool Works, Inc.,
2.650%, due 11/15/26	110,000	102,697
		532,863
Oil & gas: 0.8%
Aker BP ASA,
3.750%, due 01/15/30[4]	150,000	132,935
Antero Resources Corp.,
7.625%, due 02/01/29[4]	17,000	17,346
Apache Corp.,
5.100%, due 09/01/40	51,000	41,948
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875%, due 06/30/29[4]	41,000	36,951
7.000%, due 11/01/26[4]	29,000	28,427
8.250%, due 12/31/28[4]	10,000	9,966
BP Capital Markets America, Inc.,
3.017%, due 01/16/27	75,000	70,509
California Resources Corp.,
7.125%, due 02/01/26[4]	63,000	61,268
Comstock Resources, Inc.
5.875%, due 01/15/30[4]	15,000	13,820
6.750%, due 03/01/29[4]	65,000	63,482
ConocoPhillips Co.,
3.758%, due 03/15/42	150,000	127,011
Ecopetrol SA,
5.375%, due 06/26/26	325,000	302,924
EOG Resources, Inc.,
3.900%, due 04/01/35	50,000	45,294
EQT Corp.
3.125%, due 05/15/26[4]	150,000	138,470
7.000%, due 02/01/30[8]	18,000	18,937
Equinor ASA,
4.800%, due 11/08/43	50,000	48,047
Exxon Mobil Corp.,
4.114%, due 03/01/46	50,000	43,535
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 02/01/29[4]	79,000	72,368
6.000%, due 04/15/30[4]	10,000	9,195
6.250%, due 11/01/28[4]	20,000	19,046
Marathon Petroleum Corp.,
4.750%, due 09/15/44	110,000	93,708
Murphy Oil Corp.,
7.050%, due 05/01/29	44,000	43,323
Nabors Industries Ltd.,
7.250%, due 01/15/26[4]	20,000	19,225
Nabors Industries, Inc.
7.375%, due 05/15/27[4]	15,000	14,588
9.000%, due 02/01/25[4]	67,000	67,596
Occidental Petroleum Corp.
5.875%, due 09/01/25	42,000	42,383
6.375%, due 09/01/28	26,000	26,546
6.450%, due 09/15/36	57,000	57,143
6.950%, due 07/01/24	14,000	14,194
8.500%, due 07/15/27	26,000	28,340
Shell International Finance BV,
4.375%, due 05/11/45	100,000	89,793
Southwestern Energy Co.,
5.375%, due 03/15/30	55,000	51,711
		1,850,029
Oil & gas services: 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, due 04/01/28[4]	11,000	10,202
6.875%, due 04/01/27[4]	22,000	21,285
Oceaneering International, Inc.
4.650%, due 11/15/24	58,000	56,208

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2022 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Oil & gas services—(concluded)
6.000%, due 02/01/28	$4,000	$3,624
USA Compression Partners LP/USA Compression Finance Corp.,
6.875%, due 09/01/27	64,000	61,101
Weatherford International Ltd.
8.625%, due 04/30/30[4]	27,000	25,893
11.000%, due 12/01/24[4]	13,000	13,331
		191,644
Packaging & containers: 0.1%
Cascades, Inc./Cascades USA, Inc.,
5.375%, due 01/15/28[4]	35,000	30,926
Graphic Packaging International LLC
3.500%, due 03/15/28[4]	40,000	34,773
4.750%, due 07/15/27[4]	20,000	18,637
Owens-Brockway Glass Container, Inc.
5.375%, due 01/15/25[4]	39,000	36,988
6.625%, due 05/13/27[4]	28,000	26,937
		148,261
Pharmaceuticals: 0.4%
AbbVie, Inc.
3.200%, due 05/14/26	30,000	28,517
3.800%, due 03/15/25	90,000	88,050
4.450%, due 05/14/46	200,000	176,415
Bristol-Myers Squibb Co.,
4.125%, due 06/15/39	250,000	226,985
Pfizer, Inc.,
7.200%, due 03/15/39	270,000	333,283
		853,250
Pipelines: 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
5.375%, due 06/15/29[4]	25,000	23,063
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.625%, due 12/15/25[4]	67,000	67,609
Buckeye Partners LP
4.500%, due 03/01/28[4]	40,000	35,500
5.600%, due 10/15/44	12,000	9,000
5.850%, due 11/15/43	15,000	11,340
CNX Midstream Partners LP,
4.750%, due 04/15/30[4]	71,000	59,214
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
8.000%, due 04/01/29[4]	25,000	25,188
DCP Midstream Operating LP,
5.375%, due 07/15/25	25,000	24,689
Enbridge Energy Partners LP,
7.375%, due 10/15/45	100,000	113,261
Energy Transfer LP,
5.400%, due 10/01/47	100,000	86,238
EnLink Midstream LLC
5.625%, due 01/15/28[4]	29,000	28,275
6.500%, due 09/01/30[4]	30,000	30,469
EQM Midstream Partners LP
4.750%, due 01/15/31[4]	13,000	10,944
6.500%, due 07/01/27[4]	20,000	19,400
7.500%, due 06/01/27[4]	30,000	30,318
Genesis Energy LP/Genesis Energy Finance Corp.
5.625%, due 06/15/24	32,000	30,999
8.000%, due 01/15/27	54,000	51,538
Hess Midstream Operations LP
4.250%, due 02/15/30[4]	13,000	11,115
5.125%, due 06/15/28[4]	38,000	35,775
5.625%, due 02/15/26[4]	62,000	60,945
Holly Energy Partners LP/Holly Energy Finance Corp.
5.000%, due 02/01/28[4]	29,000	26,424
6.375%, due 04/15/27[4]	10,000	9,784
Kinder Morgan, Inc.
4.300%, due 03/01/28	150,000	145,029
5.550%, due 06/01/45	120,000	111,987
MPLX LP,
4.875%, due 06/01/25	120,000	118,392
Plains All American Pipeline LP/PAA Finance Corp.,
3.800%, due 09/15/30	150,000	131,396
Sabine Pass Liquefaction LLC,
5.000%, due 03/15/27	180,000	177,676
Venture Global Calcasieu Pass LLC,
3.875%, due 08/15/29[4]	28,000	24,185
Western Midstream Operating LP
3.350%, due 02/01/25[8]	44,000	42,174
4.650%, due 07/01/26	200,000	194,507
5.450%, due 04/01/44	5,000	4,108
Williams Cos., Inc.,
4.300%, due 03/04/24	80,000	79,058
		1,829,600
Real estate investment trusts: 0.3%
AvalonBay Communities, Inc.,
3.450%, due 06/01/25	70,000	67,588

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2022 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
Boston Properties LP,
2.750%, due 10/01/26	$40,000	$36,291
Iron Mountain, Inc.
4.875%, due 09/15/27[4]	45,000	42,313
5.000%, due 07/15/28[4]	60,000	54,563
5.250%, due 07/15/30[4]	45,000	40,500
iStar, Inc.,
4.750%, due 10/01/2[4]	30,000	29,516
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.750%, due 06/15/29[4]	30,000	24,528
Public Storage,
2.250%, due 11/09/31	200,000	161,746
Service Properties Trust,
7.500%, due 09/15/25	20,000	19,350
VICI Properties LP/VICI Note Co., Inc.
4.500%, due 09/01/26[4]	37,000	34,647
4.625%, due 12/01/29[4]	55,000	49,905
		560,947
Retail: 0.7%
Academy Ltd.,
6.000%, due 11/15/27[4]	35,000	33,132
Asbury Automotive Group, Inc.,
4.625%, due 11/15/29[4]	20,000	17,450
Bath & Body Works, Inc.,
6.625%, due 10/01/30[4]	80,000	74,894
Beacon Roofing Supply, Inc.
4.125%, due 05/15/29[4]	28,000	23,547
4.500%, due 11/15/26[4]	5,000	4,612
Group 1 Automotive, Inc.,
4.000%, due 08/15/28[4]	54,000	45,805
Home Depot, Inc.
2.125%, due 09/15/26	300,000	276,427
3.350%, due 09/15/25	40,000	38,869
3.350%, due 04/15/50	200,000	151,709
Lithia Motors, Inc.,
4.625%, due 12/15/27[4]	20,000	18,500
Lowe's Cos., Inc.,
2.800%, due 09/15/41	300,000	211,882
Macy's Retail Holdings LLC,
5.875%, due 04/01/29[4]	53,000	49,298
McDonald's Corp.
3.800%, due 04/01/28	425,000	410,163
4.875%, due 12/09/45	20,000	18,799
Patrick Industries, Inc.
4.750%, due 05/01/29[4]	30,000	23,550
7.500%, due 10/15/27[4]	40,000	38,074
QVC, Inc.
4.750%, due 02/15/27	40,000	30,027
4.850%, due 04/01/24	30,000	28,563
Target Corp.,
1.950%, due 01/15/27	150,000	137,123
White Cap Buyer LLC,
6.875%, due 10/15/28[4]	32,000	27,583
		1,660,007
Semiconductors: 0.3%
Broadcom, Inc.,
3.137%, due 11/15/35[4]	340,000	251,967
NVIDIA Corp.,
2.850%, due 04/01/30	100,000	88,213
NXP BV/NXP Funding LLC,
5.550%, due 12/01/28	100,000	101,313
NXP BV/NXP Funding LLC/NXP USA, Inc.,
3.875%, due 06/18/26	95,000	90,385
QUALCOMM, Inc.,
3.250%, due 05/20/27	80,000	76,414
		608,292
Software: 0.5%
Cloud Software Group Holdings, Inc.,
6.500%, due 03/31/29[4]	35,000	30,569
Fiserv, Inc.,
3.200%, due 07/01/26	90,000	84,723
Microsoft Corp.
2.525%, due 06/01/50	120,000	82,643
3.500%, due 02/12/35	250,000	232,405
Open Text Corp.,
6.900%, due 12/01/27[4]	30,000	30,037
Oracle Corp.
2.800%, due 04/01/27	250,000	228,128
5.375%, due 07/15/40	366,000	338,166
		1,026,671
Telecommunications: 1.0%
Altice France Holding SA,
10.500%, due 05/15/27[4]	200,000	158,000
AT&T, Inc.
3.800%, due 12/01/57	117,000	84,938
6.000%, due 08/15/40	380,000	386,752
CommScope, Inc.
6.000%, due 03/01/26[4]	25,000	24,186
8.250%, due 03/01/27[4]	35,000	30,044
Consolidated Communications, Inc.,
6.500%, due 10/01/28[4]	32,000	26,330

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2022 (unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Telecommunications—(concluded)
Deutsche Telekom International Finance BV,
8.750%, due 06/15/30[8]	$150,000	$178,741
DKT Finance ApS,
7.000%, due 06/17/23[6]	100,000	101,307
Frontier Communications Holdings LLC
5.875%, due 10/15/27[4]	90,000	85,637
6.750%, due 05/01/29[4]	35,000	29,405
GoTo Group, Inc.,
5.500%, due 09/01/27[4]	45,000	26,325
Level 3 Financing, Inc.,
4.250%, due 07/01/28[4]	86,000	67,337
Lumen Technologies, Inc.
4.000%, due 02/15/27[4]	35,000	29,837
5.125%, due 12/15/26[4]	35,000	29,925
5.625%, due 04/01/25	5,000	4,800
Rogers Communications, Inc.,
5.000%, due 03/15/44	40,000	34,853
Sprint Capital Corp.,
6.875%, due 11/15/28	55,000	58,279
Sprint LLC,
7.625%, due 03/01/26	150,000	157,760
Telecom Italia Capital SA
7.200%, due 07/18/36	30,000	24,867
7.721%, due 06/04/38	25,000	21,028
Verizon Communications, Inc.
2.355%, due 03/15/32	209,000	167,770
4.016%, due 12/03/29	432,000	407,582
Viasat, Inc.
5.625%, due 09/15/25[4]	60,000	55,750
5.625%, due 04/15/27[4]	20,000	18,381
		2,209,834
Transportation: 0.3%
Burlington Northern Santa Fe LLC,
5.150%, due 09/01/43	210,000	210,689
Norfolk Southern Corp.,
3.400%, due 11/01/49	100,000	74,004
Union Pacific Corp.,
3.375%, due 02/01/35	300,000	257,152
United Parcel Service, Inc.,
3.750%, due 11/15/47	50,000	42,023
		583,868
Trucking & leasing: 0.0%†
Fortress Transportation and Infrastructure Investors LLC,
5.500%, due 05/01/28[4]	26,000	22,621
Total corporate bonds
(cost—$41,436,844)		36,527,797

Mortgage-backed securities: 2.4%
Angel Oak Mortgage Trust,
Series 2019-5, Class A1,
2.593%, due 10/25/49[4,9]	48,786	45,736
Series 2020-4, Class A1,
1.469%, due 06/25/65[4,9]	68,158	61,442
Series 2020-R1, Class A1,
0.990%, due 04/25/53[4,9]	106,574	99,101
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1,
3.649%, due 09/25/48[4,9]	2,002	1,990
Series 2019-4, Class A1,
2.993%, due 07/26/49[4,9]	9,650	9,575
BAMLL Commercial Mortgage Securities Trust,
Series 2015-200P, Class D,
3.716%, due 04/14/33[4,9]	400,000	352,814
BANK,
Series 2020-BN30, Class A4,
1.925%, due 12/15/53	350,000	276,089
BX Commercial Mortgage Trust,
Series 2021-SOAR, Class D,
5.276%, due 06/15/38[4,5]	347,369	325,595
Citigroup Commercial Mortgage Trust,
Series 2018-C5, Class A4,
4.228%, due 06/10/51[9]	350,000	332,046
COLT Funding LLC,
Series 2021-3R, Class A1,
1.051%, due 12/25/64[4,9]	277,581	229,604
COLT Mortgage Loan Trust,
Series 2020-2, Class A1,
1.853%, due 03/25/65[4,9]	3,948	3,856
Series 2020-3, Class A1,
1.506%, due 04/27/65[4,9]	18,236	17,110
COLT Mortgage Pass-Through Certificates,
Series 2021-1R, Class A1,
0.857%, due 05/25/65[4,9]	39,860	32,421
CSMC Trust,
Series 2020-NQM1, Class A1,
1.208%, due 05/25/65[4,8]	86,740	78,632
Deephaven Residential Mortgage Trust,
Series 2021-1, Class A1,
0.715%, due 05/25/65[4,9]	84,950	75,391
Extended Stay America Trust,
Series 2021-ESH, Class D,
6.126%, due 07/15/38[4,5]	895,168	848,042
Flagstar Mortgage Trust,
Series 2018-5, Class A2,
4.000%, due 09/25/48[4,9]	261,058	246,885

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2022 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-NQM1, Class A1,
1.017%, due 07/25/61[4,9]	$243,384	$200,857
GS Mortgage-Backed Securities Trust,
Series 2020-NQM1, Class A1,
1.382%, due 09/27/60[4,9]	46,711	42,396
Hilton USA Trust,
Series 2016-SFP, Class B,
3.323%, due 11/05/35[4]	425,000	399,600
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class AS,
3.800%, due 01/15/48	250,000	234,696
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class D,
5.476%, due 04/15/38[4,5]	700,000	659,669
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C32, Class AS,
3.994%, due 12/15/49[9]	260,000	239,702
Residential Mortgage Loan Trust,
Series 2019-3, Class A1,
2.633%, due 09/25/59[4,9]	35,820	34,553
Series 2020-1, Class A1,
2.376%, due 01/26/60[4,9]	24,986	23,250
Series 2020-2, Class A1,
1.654%, due 05/25/60[4,9]	26,045	25,503
Verus Securitization Trust,
Series 2019-4, Class A1,
2.642%, due 11/25/59[4,8]	28,720	27,219
Series 2020-4, Class A1,
1.502%, due 05/25/65[4,8]	33,987	30,336
Series 2020-5, Class A1,
1.218%, due 05/25/65[4,8]	78,146	70,993
Series 2021-R1, Class A1,
0.820%, due 10/25/63[4,9]	122,263	106,264
Series 2021-R3, Class A1,
1.020%, due 04/25/64[4,9]	231,605	199,706
Vista Point Securitization Trust,
Series 2020-2, Class A1,
1.475%, due 04/25/65[4,9]	28,540	24,932
Total mortgage-backed securities
(cost—$5,922,194)		5,356,005

Non-U.S. government agency obligations: 0.4%
Chile Government International Bond,
3.125%, due 01/21/26	200,000	190,038
Mexico Government International Bond
3.250%, due 04/16/30	200,000	178,500
4.750%, due 04/27/32	200,000	193,000
Panama Government International Bond,
6.700%, due 01/26/36	265,000	281,198
Total non-U.S. government agency obligations
(cost—$978,757)		842,736

U.S. government agency obligations: 10.0%
FHLMC
2.000%, due 02/01/51	3,777,692	3,119,723
3.000%, due 11/01/46	82,305	74,454
3.000%, due 07/01/47	105,085	94,999
3.000%, due 08/01/47	103,848	93,881
4.000%, due 05/01/47	90,861	87,455
5.000%, due 03/01/38	9,788	9,965
5.500%, due 05/01/37	48,259	50,208
5.500%, due 08/01/40	12,459	12,963
6.500%, due 08/01/28	21,132	21,919
FNMA
2.000%, due 01/01/51	487,639	402,783
2.000%, due 03/01/51	482,306	397,904
2.500%, due 08/01/35	233,039	215,682
2.500%, due 08/01/51	1,097,231	940,638
3.000%, due 11/01/48	173,230	156,546
3.000%, due 02/01/50	179,242	160,075
3.500%, due 12/01/47	70,603	65,798
3.500%, due 02/01/48	492,028	458,538
4.000%, due 12/01/39	29,525	28,758
4.000%, due 02/01/41	15,204	14,800
4.000%, due 08/01/45	94,253	91,107
4.500%, due 09/01/37	100,730	100,421
4.500%, due 07/01/47	44,133	43,673
5.000%, due 10/01/39	4,471	4,564
5.000%, due 05/01/40	3,495	3,571
5.500%, due 08/01/39	17,661	18,360
7.000%, due 08/01/32	71,582	76,743
7.500%, due 02/01/33	1,013	1,044
GNMA I,
4.000%, due 07/15/42	25,752	25,182
GNMA II
3.000%, due 01/20/47	41,260	37,859
3.000%, due 07/20/47	113,073	103,771
3.000%, due 08/20/47	85,455	78,425
3.500%, due 04/20/47	104,603	98,812
6.000%, due 11/20/28	223	227
6.000%, due 02/20/29	463	472
6.000%, due 02/20/34	198,770	208,005
GNMA II TBA
2.000%	1,925,000	1,632,733

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2022 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
2.500%	$1,975,000	$1,729,537
3.000%	2,375,000	2,138,920
UMBS TBA
2.000%	4,975,000	4,086,888
2.500%	6,325,000	5,396,237
Total U.S. government agency obligations (cost—$22,336,744)		22,283,640

U.S. Treasury obligations: 1.0%
U.S. Treasury Bonds,3.375%, due 08/15/42	905,000	827,934
U.S. Treasury Inflation Indexed Notes (TIPS),0.125%, due 07/15/31	1,627,775	1,469,851
Total U.S. Treasury obligations (cost—$2,318,809)		2,297,785

Number of shares
Short term investments: 8.6%
Investment companies: 8.6%
State Street Institutional U.S. Government Money Market Fund, 3.660%[10] (cost—$19,296,519)	19,296,519	19,296,519

	Number of contracts	Notional amount		Value
Options Purchased: 0.0%†
CDX.NA.HY.S39, strike @98.000, expiring 12/21/22, (Counterparty: JPMCB), (cost—$20,430)	1,000,000	USD	98,000,000	$1,083

	Number of shares
Investment of cash collateral from securities loaned: 3.0%
Money market funds: 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.820%[10] (cost—$6,648,737)	$6,648,737	6,648,737
Total investments (cost—$238,574,894)[11]: 108.5%		242,811,295
Liabilities in excess of other assets: (8.5)%		(19,115,670)
Net assets: 100.0%		$223,695,625

Options written

Notional amount (000)		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	91,000	1,000,000	CDX.NA.HY.S39, strike @91.000	JPMCB	12/21/22	$5,300	$(35)	$5,265

			Put options
USD	95,500	1,000,000	CDX.NA.HY.S39, strike @95.500	JPMCB	12/21/22	$12,200	$(269)	$11,931
Total options written						$17,500	$(304)	$17,196

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2022 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

Index futures buy contracts
105	USD	E-mini Russell 2000 Index Futures	December 2022	$10,045,607	$9,909,375	$(136,232)
U.S. Treasury futures buy contracts
25	USD	U.S. Treasury Note 10 Year Futures	March 2023	$2,835,543	$2,837,500	$1,957
3	USD	Ultra U.S. Treasury Note 10 Year Futures	March 2023	355,550	358,969	3,419
27	USD	U.S. Treasury Note 5 Year Futures	March 2023	2,914,333	2,931,398	17,065
9	USD	U.S. Treasury Note 2 Year Futures	March 2023	1,843,322	1,848,234	4,912
Total				$17,994,355	$17,885,476	$(108,879)
U.S. Treasury futures sell contracts
3	USD	U.S. Treasury Ultra Bond Futures	March 2023	$(405,207)	$(408,844)	$(3,637)
Index futures sell contracts
27	USD	S&P 500 E-Mini Index Futures	December 2022	$(5,405,659)	$(5,509,687)	$(104,028)
Total				$(5,810,866)	$(5,918,531)	$(107,665)
Net unrealized appreciation (depreciation)						$(216,544)

Centrally cleared credit default swap agreements on credit indices—buy protection[12]

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[13]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.NA.IG.S39	USD	6,000	12/20/27	Quarterly	1.000%	$8,740	$(77,935)	$(69,195)

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[13]	Payments recieved by the Portfolio[13]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	USD	2	03/20/23	Quarterly	Markit iBoxx USD Liquid High Yield Index	12 Month SOFR	$—	$3,940	$3,940
MSCI	USD	2	03/20/23	Quarterly	Markit iBoxx USD Liquid High Yield Index	12 Month SOFR	—	5,487	5,487
							$—	$9,427	$9,427

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$128,866,681	$—	$—	$128,866,681
Preferred stocks	—	—	—	—
Exchange traded funds	6,729,031	—	—	6,729,031
Asset-backed securities	—	13,961,281	—	13,961,281
Corporate bonds	—	36,527,797	—	36,527,797
Mortgage-backed securities	—	5,356,005	—	5,356,005
Non-U.S. government agency obligations	—	842,736	—	842,736
U.S. government agency obligations	—	22,283,640	—	22,283,640
U.S. Treasury obligations	—	2,297,785	—	2,297,785
Short-term investments	—	19,296,519	—	19,296,519
Options purchased	—	1,083	—	1,083
Investment of cash collateral from securities loaned	—	6,648,737	—	6,648,737
Futures contracts	27,353	—	—	27,353
Swap agreements	—	9,427	—	9,427
Total	$135,623,065	$107,225,010	$—	$242,848,075

Liabilities
Options written	$—	$(304)	$—	$(304)
Futures contracts	(243,897)	—	—	(243,897)
Swap agreements	—	(77,935)	—	(77,935)
Total	$(243,897)	$(78,239)	$—	$(322,136)

At November 30, 2022, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes
†	Amount is less than 0.05% or (0.05).
*	Non–income producing security.
1	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
2	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
3	Security, or portion thereof, was on loan at the period end.
4	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $25,321,251, represented 11.3% of the Fund's net assets at period end.
5	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
6	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
7	Perpetual investment. Date shown reflects the next call date.
8	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2022 (unaudited)

9	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
10	Rates shown reflect yield at November 30, 2022.
11	Includes $6,661,697 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $6,648,737 and non-cash collateral of $0.
12	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
13	Payments made or received are based on the notional amount.

Portfolio acronyms
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced Security
TIPS	Treasury inflation protected securities

Currency type abbreviations
USD	United States Dollar

UBS Series Funds

UBS U.S. Allocation Fund

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers.  Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The Fund may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts, if any, are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

UBS Series Funds

UBS U.S. Allocation Fund

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds' own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated August 31, 2022.